OPERATING SEGMENT - Disaggregation of Revenues From Contracts with Customers (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 29, 2018 EUR (€) segment	Jun. 29, 2018 USD ($) segment	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	1	1
Total revenue from contracts with customers | $		$ 5,435		$ 5,436
Spain/Portugal/Andorra
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	€ 1,210		€ 1,265
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,112		1,080
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,035		987
France/Monaco
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	874		943
Belgium/Luxembourg/Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	763		732
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	212		203
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	184		177
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	€ 45		€ 49